UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		August 11, 2010

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total: $260,206

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Archer-Daniels-Midland Co           COM  039483102    $5,680   220,000 SH      SOLE               220,000      0     0
Burger King Hldgs Inc               COM   121208201   $3,259   193,500 SH      SOLE               193,500      0     0
Coca Cola Co                        COM   191216100   $3,649    72,800 SH      SOLE                72,800      0     0
CVS Corp                            COM   126650100   $7,066   241,000 SH      SOLE               241,000      0     0
Family Dollar Stores                COM   307000109   $3,204    85,000 SH      SOLE                85,000      0     0
Forestar Group Inc                  COM  14159U202   $16,103   896,591 SH      SOLE               896,591      0     0
General Mls Inc                     COM   370334104   $2,877    81,000 SH      SOLE                81,000      0     0
HJ Heinz Co                         COM   423074103     $865    20,000 SH      SOLE                20,000      0     0
Kellogg Co                          COM   487836108     $226     4,500 SH      SOLE                 4,500      0     0
Kraft Foods Inc-A                   CLA  50075N104   $10,223   365,100 SH      SOLE               365,100      0     0
Lowes Cos Inc                       COM   548661107  $22,158 1,085,107 SH      SOLE              1,085,10      0     0
Mastercard Incorporated             CLA  57636Q104   $26,601   133,320 SH      SOLE               133,320      0     0
McDonalds Corp                      COM   580135101   $9,927   150,700 SH      SOLE               150,700      0     0
Medassets Inc                       COM   584045108  $11,309   490,000 SH      SOLE               490,000      0     0
Middleby Corp                       COM   596278101  $14,364   270,044 SH      SOLE               270,044      0     0
Parker Drilling Co                  COM   701081101  $13,804 3,494,700 SH      SOLE              3,494,70      0     0
Petsmart Inc                        COM   716768106   $5,527   183,200 SH      SOLE               183,200      0     0
Staples Inc                         COM   855030102  $24,328 1,277,080 SH      SOLE              1,277,08      0     0
Sysco Corp                          COM   871829107   $7,528   263,500 SH      SOLE               263,500      0     0
Target Corp                         COM  87612E106   $27,683   563,000 SH      SOLE               563,000      0     0
Treehouse Foods Inc                 COM  89469A104    $2,055    45,000 SH      SOLE                45,000      0     0
United Stationers Inc               COM   913004107  $14,435   265,006 SH      SOLE               265,006      0     0
Visa Inc                            CLA  92826C839    $7,287   103,000 SH      SOLE               103,000      0     0
Wal Mart Stores Inc                 COM   931142102  $10,551   219,500 SH      SOLE               219,500      0     0
Walgreen Co                         COM   931422109   $5,062   189,600 SH      SOLE               189,600      0     0
YUM Brands Inc                      COM   988498101   $4,435   113,600 SH      SOLE               113,600      0     0

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